CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Tax effect of net unrealized gains/(loss) on available-for-sale securities	$ (8,583)	$ 30,474	$ (712)
Tax effect of transfers to statements of operations of realized gains on available-for-sale securities	$ 0	$ 0	$ 1,607